Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets measured at fair value through other comprehensive income [abstract]
Schedule of other investments
The Group holds the following investments measured at fair value through OCI:

Figures in million – SA rand	2021	2020	2019
Rand Mutual Assurance Company Limited	140	158	112
Furuya Metals Company Limited	668	343	303
Aldebaran Resources Inc.	241	98	78
Generation Mining Limited	144	101	33
Ioneer Limited[1]	1,353	—	—
New Century Resources Limited[2]	698	—	—
Other	123	147	73
Total other investments	3,367	847	599
1 On 28 October 2021, the Group successfully completed its US$70 million (R1,066 million) strategic investment in ioneer Limited (ioneer) following approval by ioneer’s shareholders at an extraordinary general meeting on 21 October 2021, and approval from the Financial Surveillance Department of the South African Reserve Bank received on 13 October 2021. Payment was made on 27 October 2021, which is the day on which all conditions precedent were met, and the shares were allotted on 28 October 2021. The initial fair value of the investment was R1,117 million, excluding transaction costs of R17 million which were capitalised to the investment. The Group recognised a gain on initial recognition of R51 million. The Group holds approximately 145.9 million fully paid ordinary shares, or 7.12%, in ioneer
2 On 27 October 2021, Sibanye-Stillwater announced that it had entered into a subscription agreement with New Century Resources Limited (New Century) where the Group agreed to purchase ordinary shares as part of a capital raising by New Century. The aggregate investment represents a 19.99% ownership interest obtained through a phased equity investment programme, which was completed in December 2021. Management concluded that the ownership interest does not represent significant influence due to a lack of representation on the board. The aggregate subscription price for the 19.99% investment in New Century was R695 million. The initial fair value of the investment was R610 million, excluding transaction costs of R19 million which were capitalised to the investment. The Group recognised a loss on initial recognition of R85 million